Shareholders' Equity (Details) $ / shares in Units, $ in Thousands					1 Months Ended			12 Months Ended
	Nov. 22, 2023 USD ($) $ / shares shares	Jan. 11, 2023	Dec. 20, 2021 USD ($) $ / shares shares	Aug. 16, 2021 USD ($) $ / shares	Dec. 31, 2021 $ / shares shares	Mar. 31, 2021 USD ($) shares	Feb. 28, 2021 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Aug. 30, 2023 shares	Feb. 22, 2023 ₪ / shares	Nov. 28, 2013 shares
Shareholders' Equity (Details) [Line Items]
Par value (in New Shekels per share) | (per share)												₪ 0.25
Ordinary shares issued for excercise of warrants					180,000,000					93,000,000
Ordinary shares issued to certain consultants						1,050,000
fair value for excahnge services (in Dollars) | $						$ 68
Securities purchase agreement, description		the Company entered into a securities purchase agreement (the “RD Purchase Agreement”), pursuant to which the Company agreed to sell and issue in a registered direct offering (the “Registered Direct Offering”) an aggregate of 90,000,000 ordinary shares for a purchase price of $0.018 per share (the “RD Shares”) and pre-funded warrants to purchase up to 210,000,000 of the Company’s Ordinary Shares at a purchase price of $0.018 per share and at an immaterial exercise price (the “Pre-funded Warrants”), and, unregistered Series A warrants to purchase up to 300,000,000 Ordinary Shares for an exercise price of $0.02 per shares (the “Series A Warrants”), and unregistered Series B warrants to purchase up to 300,000,000 Ordinary Shares for exercise price of $0.018 per share (the “Series B Warrants”).		the Company completed a registered direct offering with an institutional investor pursuant to which it sold (i) 57,000,000 ordinary shares, and (ii) a pre-funded warrant to purchase 93,000,000 ordinary shares at an offering price of $0.07 per Ordinary share and $0.06 per pre-funded warrant
Gross proceeds from offering (in Dollars) | $				$ 10,000
Exercise price (in Dollars per share) | $ / shares				$ 0.07
Aggregate number of ADS percentage (in Dollars) | $										$ 9,997
Ordinary shares issued											100,000,000		85,000,000
Issuance expenses (in Dollars) | $										$ 1,307
Placement agent warrants issued					10,500,000					10,500,000
Initial exercise price per share (in Dollars per share) | $ / shares										$ 0.07
Stock issuance agreement, description			On December 20, 2021, the Company entered into a warrant exercise agreement (the “Exercise Agreement”) with an institutional investor who is the holder of certain existing warrants to purchase Company’s ordinary shares in a registered direct offering consummated in August 2021.
Aggregate shares			150,000,000
Gross proceeds (in Dollars) | $	$ 3,004		$ 10,000
Exercise agreement description								The Private Placement Warrants will be immediately exercisable, will expire five years following the effectiveness of an initial resale registration statement registering the ADSs issuable upon the exercise of the warrants, and have an exercise price of $0.07 per Ordinary share. The Company also paid $875 in placement agent fees and issued unregistered placement agent warrants to purchase 10,500,000 Ordinary shares on the same terms as the warrant.Pursuant to the terms of the Exercise Agreements, the holder agreed to exercise the warrants while receiving a-120% warrants coverage, thereby creating a benefit to this warrant holder. As such, the Company recorded a deemed dividend in the amount of $2,590.
Issue of new unregistered warrants	41,236,500							109,091,100
Purchase price per share (in Dollars per share) | $ / shares								$ 0.018
Exercise price per share (in Dollars per share) | $ / shares					$ 0.067
Additional paid in capital (in Dollars) | $	$ 386							$ 973
Issuance costs (in Dollars) | $								$ 6,526
Warrant price per share (in Dollars per share) | $ / shares					$ 0.018
Ordinary per share issued (in Dollars per share) | $ / shares	$ 0.0183
Warrants for a total consideration	589,091,100
Ordinary shares outstanding								135,000,000
Granted excess years											10 years
Future shares								100,000,000
Weighted average remaining contractual life								5 years 10 months 17 days	6 years 11 months 15 days	8 years 5 months 12 days
Weighted average grant fair value (in Dollars per share) | $ / shares								$ 0.01	$ 0.02	$ 0.18
Compensation costs not yet recognized (in Dollars) | $								$ 298
Weighted average remaining contractual terms								3 years 1 month 6 days
Pre-funded Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Purchased ordinary shares								319,091,100
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued for excercise of warrants			180,000,000			50,926,830	50,926,830			1,050,000
Warrants total consideration (in Dollars) | $						$ 2,744	$ 2,744
ADS [Member]
Shareholders' Equity (Details) [Line Items]
Aggregate warrant (in Dollars per share) | $ / shares				$ 150,000,000				$ 0.022
Exercise price (in Dollars per share) | $ / shares	$ 0.006		$ 0.07
Ordinary shares issued					57,000,000					57,000,000
Warrant fee and expenses (in Dollars) | $										$ 700
Offering expenses and fees (in Dollars) | $			$ 980
Issue of new unregistered warrants	409,091,100
Warrants exercisable								1,178,182,200
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary per share issued (in Dollars per share) | $ / shares	$ 0.02
Investor price per share (in Dollars per share) | $ / shares	0.0183
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary per share issued (in Dollars per share) | $ / shares	0.005
Investor price per share (in Dollars per share) | $ / shares	$ 0.00583
Series A Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Warrant outstanding								109,091,100
A Warrants Purchase [Member]
Shareholders' Equity (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares								$ 0.02
A Warrants Purchase [Member] | Private Placement [Member]
Shareholders' Equity (Details) [Line Items]
Warrant outstanding								28,636,500
Series B Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Warrant outstanding								109,091,100
B Warrants Purchase [Member]
Shareholders' Equity (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares								$ 0.018